--------------------------------------------------------------------------------

  Alliance
  Capital
  Reserves

                           Alliance Capital [LOGO](R)


  Annual Report
  June 30, 1999


--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
June 30, 1999                                          Alliance Capital Reserves
================================================================================

Principal
 Amount
 (000)      Security(a)                       Yield                     Value
--------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT-30.6%
            Barclays Bank Plc
$   50,000  5.61%, 6/14/00..........           5.66%         $     49,977,083
            Bayerische Landesbank
   260,000  4.89%, 3/30/00 (b)......           4.95               259,885,346
            Canadian Imperial
            Bank
   120,000  5.10%, 9/15/99..........           5.10               120,000,000
            Cariplo NY
    55,000  4.90%, 8/18/99..........           4.89                55,000,724
            Credit Communal
            De Belgique
    75,000  5.02%, 9/07/99..........           5.02                75,000,000
   115,000  5.29%, 9/30/99..........           5.29               115,000,000
            Deutsche Bank
    87,000  4.88%, 8/16/99 (b)......           4.95                86,992,707
    90,000  5.11%, 2/22/00..........           5.16                89,980,384
   135,000  5.44%, 6/01/00..........           5.49               134,940,331
    67,000  5.58%, 6/12/00..........           5.63                66,981,674
            Hessische Landesbank
    80,000  5.22%, 2/29/00..........           5.24                79,987,186
            National Westminster
            Bank
   328,000  4.88%, 4/17/00 (b)......           4.94               327,853,430
   105,000  5.67%, 7/05/00..........           5.72               104,959,227
            Nordeutsche
            Landesbank
    85,000  5.05%, 2/14/00..........           5.08                84,984,645
    95,000  5.26%, 5/18/00..........           5.30                94,967,749
   175,000  5.66%, 7/27/99..........           5.71               174,994,278
            Rabo Bank
    70,000  5.11%, 2/18/00..........           5.16                69,987,137
    85,000  5.35%, 5/24/00..........           5.40                84,963,293
   122,000  5.65%, 7/26/99..........           5.70               121,995,997
            State Street Bank &
            Trust Co.
   150,000  4.95%, 9/13/99..........           4.95               150,000,000
            Toronto Dominion
            Bank
   175,000  4.81%, 8/09/99 (b)......           4.87               174,989,046
    65,000  5.07%, 2/17/00..........           5.10                64,986,122
   120,000  5.27%, 3/02/00..........           5.30               119,976,148
            UBS Finance Delaware,
            Inc.
    45,000  5.16%, 2/28/00..........           5.19                44,991,382
    70,000  5.22%, 5/10/00..........           5.26                69,976,818
    75,000  5.29%, 3/07/00..........           5.12                75,071,798
    65,000  5.29%, 5/19/00..........           5.34                64,972,342
    30,000  5.34%, 5/30/00..........           5.39                29,929,816
   150,000  5.36%, 5/30/00..........           5.61               149,934,050
                                                             ----------------
            Total Certificates of
            Deposit
            (amortized cost
            $3,143,278,713).........                            3,143,278,713
                                                             ----------------
            COMMERCIAL PAPER-29.8%
            Associates Corp. of
            North America
    75,000  8/23/99.................           4.88                74,461,166
    50,000  8/24/99.................           5.14                49,614,500
    40,000  8/25/99.................           5.14                39,685,889
            BAA Plc
    25,870  9/15/99.................           4.84                25,605,666
            Banc One Corp.
   110,000  8/16/99 (c).............           5.03               109,293,006
            Banque Caisse
            D'Epargne L'Etat
    72,000  8/12/99.................           4.82                71,595,120
    15,000  8/24/99.................           5.18                14,883,450
    26,820  8/03/99.................           5.23                26,691,420
            Banque Generale Du
            Luxembourg
    25,000  8/06/99.................           4.82                24,879,500
            Bil North America, Inc.
    45,000  8/10/99.................           4.79                44,760,500
    40,000  9/15/99.................           4.82                39,592,978
            CBA (Finance) Delaware,
            Inc.
    50,000  9/15/99.................           4.84                49,489,111
            CS First Boston,
            Guernsey
    50,000  9/13/99 (c).............           4.82                49,504,611
    65,000  9/09/99 (c).............           4.87                64,384,486
    45,000  9/21/99 (c).............           4.87                44,500,620
    30,000  8/20/99 (c).............           5.06                29,789,167
            CS First Boston, Inc.
    30,000  8/25/99 (c).............           4.88                29,776,333
    40,000  8/26/99 (c).............           4.90                39,695,111
    40,000  9/01/99 (c).............           4.90                39,662,445
            Dresdner Bank
   200,000  8/24/99.................           5.14               198,458,000
            First Chicago Financial
            Corp.
    35,000  8/25/99.................           4.82                34,742,264
    35,000  9/10/99.................           4.85                34,665,215
   175,000  7/14/99.................           4.99               174,684,660

STATEMENT OF NET ASSETS (continued)                    Alliance Capital Reserves
================================================================================

Principal
 Amount
 (000)      Security(a)                        Yield                    Value
--------------------------------------------------------------------------------
            Ford Motor Credit
            Corp.
$  445,000  7/01/99.................           5.75%         $    445,000,000
            GE Capital
            International Funding
    65,000  8/24/99.................           5.15                64,497,875
    85,000  8/25/99.................           5.22                84,322,125
            General Electric Capital
            Corp.
   125,000  8/31/99.................           4.93               123,955,799
            Goldman Sachs Group LP
    33,000  9/15/99.................           5.10                32,644,700
            Government
            Development Bank of
            Puerto Rico
    60,000  7/01/99.................           5.00                60,000,000
            J.P. Morgan & Co., Inc.
    50,000  9/27/99.................           4.83                49,409,667
    60,000  9/15/99.................           5.04                59,361,600
    77,000  9/15/99.................           5.05                76,179,094
            Morgan Stanley Group,
            Inc.
   100,000  7/01/99.................           5.75               100,000,000
            National City Corp.
    50,000  8/11/99.................           5.18                49,705,028
    70,000  8/13/99.................           5.20                69,565,222
            Park Avenue Receivables
            Corp.
   180,000  8/25/99 (c).............           5.35               178,528,750
            Sheffield Receivables
            Corp.
    36,700  7/15/99 (c).............           5.05                36,627,925
            Shell Finance
    86,000  8/02/99.................           4.82                85,631,538
            Societe Generale N.A.,
            Inc.
   110,000  8/25/99.................           4.89               109,178,208
            Southern Co.
    60,000  7/14/99.................           4.99                59,891,883
            Thames Global Asset
            Funding
     8,000  9/15/99 (c).............           5.10                 7,913,867
            UNI Funding, Inc.
    60,000  7/15/99.................           4.82                59,887,533
                                                             ----------------
            Total Commercial Paper
            (amortized cost
            $3,062,716,032).........                            3,062,716,032
                                                             ----------------
            CORPORATE OBLIGATIONS-15.5%
            American General
            Annuity Insurance Co.
            Funding Agreement
    20,000  4.95%, 9/01/99 (d)......           4.95                20,000,000
            General American
            Funding Corp.
            Funding Agreement
   405,000  5.12%, 7/09/99 FRN......           5.12               405,000,000
            General Electric
            Capital Corp.
   180,000  4.95%, 4/12/00 FRN......           4.95               180,000,000
            Hartford Life Insurance
            Co. Funding Agreement
    50,000  4.96%, 2/27/00 FRN (d)..           4.96                50,000,000
            J.P. Morgan & Co., Inc.
   200,000  4.82%, 7/07/99
            FRN MTN.................           4.84               199,997,280
            John Hancock Funding
            Agreement
   100,000  4.94%, 3/31/00 FRN (d)..           4.94               100,000,000
            Merrill Lynch & Co., Inc.
    35,000  5.09%, 2/07/00 MTN......           5.09                35,000,000
    57,000  5.33%, 9/30/99 FRN......           5.33                57,000,000
            Prudential of America
            Insurance Co. Funding
            Agreement
    69,000  4.94%, 11/30/00 FRN.....           4.94                69,000,000
            Security Benefit Life
            Insurance Co. Funding
            Agreement
    30,000  5.06%, 10/14/99 FRN (d).           5.06                30,000,000
            Security Life of Denver
            Funding Agreement
    50,000  5.24%, 10/25/99 FRN (d).           5.24                50,000,000
            Sigma Finance
   150,000  5.00%, 9/15/99 FRN (c)..           5.00               150,000,000
   137,000  5.20%, 6/30/00 FRN (c)..           5.20               137,000,000
            Travelers Life
            Funding Agreement
    50,000  4.98%, 11/03/99 FRN (d).           4.98                50,000,000
    50,000  4.98%, 2/11/00 FRN (d)..           4.98                50,000,000
    10,000  5.05%, 10/21/99 FRN (d).           5.05                10,000,000
                                                             ----------------

            Total Corporate Obligations
            (amortized cost
            $1,592,997,280).........                            1,592,997,280
                                                             ----------------

                                                       Alliance Capital Reserves
================================================================================

Principal
 Amount
 (000)      Security(a)                        Yield                    Value
--------------------------------------------------------------------------------
            BANK OBLIGATIONS-8.1%
            Abbey National Treasury
            Services
$  140,000  4.80%, 7/15/99 FRN......           4.87%         $    139,996,593
            Barclays Bank Plc
   175,000  4.91%, 6/14/00 FRN......           4.96               174,919,084
            CS First Boston,
            Guernsey
    85,000  5.00%, 9/23/99 MTN (c)..           5.00                85,000,000
            European American Bank
    75,000  4.95%, 8/26/99..........           4.95                75,000,000
            First National Bank
    75,000  5.60%, 6/14/00..........           5.65                74,965,621
            Lasalle National Bank
    75,000  4.05%, 8/19/99..........           4.98                74,999,114
            Royal Bank of Canada
   195,000  5.44%, 8/25/99 FRN......           5.52               194,977,022
            Wachovia Bank
    20,000  4.97%, 11/22/99.........           5.15                19,980,281
                                                             ----------------
            Total Bank Obligations
            (amortized cost
            $839,837,715)...........                              839,837,715
                                                             ----------------
            TIME DEPOSITS-6.8%
            Dresdner Bank
   247,400  5.00%, 7/01/99..........           5.00               247,400,000
            Republic National Bank
   140,000  5.88%, 7/01/99..........           5.88               140,000,000
            Societe Generale Bank
    70,000  6.00%, 7/01/99..........           6.00                70,000,000
            Westdeutsche
            Landesbank
   239,100  5.81%, 7/01/99..........           5.81               239,100,000
                                                             ----------------
            Total Time Deposits
            (amortized cost
            $696,500,000)...........                              696,500,000
                                                             ----------------
            U.S. GOVERNMENT
            AGENCY OBLIGATIONS-5.1%
            Aid Housing Guaranty
            Project Portugal
    10,938  5.59%, 12/01/16 FRN.....           5.59                10,937,500
            Federal Home Loan Bank
    85,000  5.00%, 2/10/00..........           5.00                85,000,000
            Student Loan
            Marketing Assn.
    72,000  5.56%, 11/24/99 FRN.....           5.59                71,991,360
   200,000  5.59%, 2/04/00 FRN......           5.61               199,976,624
   159,000  5.61%, 11/09/99 FRN.....           5.70               158,966,331
                                                             ----------------
            Total U.S. Government
            Agency Obligations
            (amortized cost
            $526,871,815)...........                              526,871,815
                                                             ----------------
            PROMISSORY NOTES-4.6%
            Goldman Sachs Group LP
   120,000  4.98%, 8/02/99 (c)......           4.98               120,000,000
   180,000  4.98%, 10/12/99 (c).....           4.98               180,000,000
   170,000  5.03%, 11/19/99 (c).....           5.03               170,000,000
                                                             ----------------
            Total Promissory Notes
            (amortized cost
            $470,000,000)...........                              470,000,000
                                                             ----------------
            TOTAL INVESTMENTS-100.5%
            (amortized cost
            $10,332,201,555)........                           10,332,201,555
            Other assets less
            liabilities-(0.5%)......                              (54,531,142)
                                                             ----------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            10,278,391,211 shares
            outstanding)............                         $ 10,277,670,413
                                                             ================

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b)   Variable Rate Security. Stated interest rate in effect at June 30, 1999.

(c) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, these securities amounted to $1,471,676,321, representing 14.3% of net assets.

(d) Funding Agreements which are illiquid securities and subject to restrictions as to resale. These securities amounted to $360,000,000, representing 3.5% of net assets (see Note A).

      Glossary of Terms:

      FRN Floating Rate Note
      MTN Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999                               Alliance Capital Reserves
================================================================================

INVESTMENT INCOME
   Interest ..................................................                      $  495,160,412
EXPENSES
   Advisory fee (Note B) .....................................   $    43,181,153
   Distribution assistance and administrative service (Note C)        38,066,187
   Transfer agency (Note B) ..................................         8,823,715
   Registration fees .........................................         1,009,571
   Printing ..................................................           768,071
   Custodian fees ............................................           738,960
   Audit and legal fees ......................................           149,720
   Trustees' fees ............................................            16,824
   Miscellaneous .............................................           118,163
                                                                 ---------------
   Total expenses ............................................                          92,872,364
                                                                                    --------------
   Net investment income .....................................                         402,288,048
REALIZED LOSS ON INVESTMENTS
   Net realized loss on investment transactions ..............                              (2,661)
                                                                                    --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                      $  402,285,387
                                                                                    ==============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                    Year Ended       Year Ended
                                                                  June 30, 1999     June 30, 1998
                                                                 ---------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .....................................   $   402,288,048    $  316,730,840
   Net realized loss on investment transactions ..............            (2,661)          (10,016)
                                                                 ---------------    --------------
   Net increase in net assets from operations ................       402,285,387       316,720,824
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .....................................      (402,288,048)     (316,730,840)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .....................................     2,263,106,082     2,281,771,645
                                                                 ---------------    --------------
   Total increase ............................................     2,263,103,421     2,281,761,629
NET ASSETS
   Beginning of year .........................................     8,014,566,992     5,732,805,363
                                                                 ---------------    --------------
   End of year ...............................................   $10,277,670,413    $8,014,566,992
                                                                 ===============    ==============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                                          Alliance Capital Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1999.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $4,186,890 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $50,720 under an expense offset arrangement with Alliance Fund Services.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $23,461,752. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection

NOTES TO FINANCIAL STATEMENTS (continued)              Alliance Capital Reserves
================================================================================

with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $14,604,435, of which $178,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $719,581, of which $85,995 expires in 2001, $49,939 expires in 2002, $464,313 expires in 2003, $106,987 expires in
2004, $887 expires in 2005, $2,275 expires in 2006 and $9,185 expires in the year 2007.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At June 30, 1999, capital paid-in aggregated $10,278,391,211. Transactions, all at $1.00 per share, were as follows:

                                                   Year Ended           Year Ended
                                                    June 30,             June 30,
                                                      1999                 1998
                                                ---------------      ---------------
Shares sold .................................    14,536,904,651       24,542,949,413
Shares issued on reinvestments of dividends..       402,288,048          316,730,840
Shares redeemed .............................   (12,676,086,617)     (22,577,908,608)
                                                ---------------      ---------------
Net increase ................................     2,263,106,082        2,281,771,645
                                                ===============      ===============

FINANCIAL HIGHLIGHTS                                   Alliance Capital Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                                    Year Ended June 30,
                                                            -----------------------------------------------------------------
                                                              1999          1998           1997          1996           1995
                                                            -------       -------        -------       -------        -------
Net asset value, beginning of year....................      $  1.00       $  1.00        $  1.00       $  1.00        $  1.00
                                                            -------       -------        -------       -------        -------
Income from Investment Operations
Net investment income.................................        .0430         .0471          .0452         .0471          .0447(a)
                                                            -------       -------        -------       -------        -------
Less: Dividends
Dividends from net investment income..................       (.0430)       (.0471)        (.0452)       (.0471)        (.0447)
                                                            -------       -------        -------       -------        -------
Net asset value, end of year..........................      $  1.00       $  1.00        $  1.00       $  1.00        $  1.00
                                                            =======       =======        =======       =======        =======
Total Return
Total investment return based on net asset value (b)..         4.40%         4.83%          4.63%         4.82%          4.57%

Ratios/Supplemental Data
Net assets, end of year (in millions).................      $10,278       $ 8,015        $ 5,733       $ 4,804        $ 3,024
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements........          .99%         1.00%          1.00%         1.00%          1.00%
   Expenses, before waivers and reimbursements........          .99%         1.00%          1.00%         1.00%          1.03%
   Net investment income..............................         4.29%         4.71%          4.53%         4.69%          4.51%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

INDEPENDENT AUDITOR'S REPORT                           Alliance Capital Reserves
================================================================================

To the Board of Trustees and Shareholders
Alliance Capital Reserves Portfolio

We have audited the accompanying statement of net assets of Alliance Capital Reserves Portfolio as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Capital Reserves Portfolio as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999


8
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                                                                ----------------
                                                                    BULK RATE
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   New York, NY
                                                                 Permit No. 7131
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Alliance Capital Reserves

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Capital Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 3 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ACRAR699